UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-243-1574

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—51.3%
Non-Agency—51.3%
United States Treasury Bill 1.866%, 8/2/18	$10,000		$9,999
1.876%, 8/9/18	12,000		11,995
1.904%, 8/16/18	10,000		9,992
1.903%, 8/23/18	10,000		9,989
United States Treasury Inflation Indexed Bonds 0.875%, 2/15/47(1)	3,000		3,078

			45,053

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $45,106)			45,053

FOREIGN GOVERNMENT SECURITIES(2) —3.4%
Indonesia Treasury Bond 8.250%, 7/15/21	27,950,000	IDR	1,988
7.000%, 5/15/27	14,376,000	IDR	944

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $3,267)			2,932

	SHARES
COMMON STOCKS—16.3%
Consumer Discretionary—0.8%
Accor SA	1,687		87
Faurecia SA	596		41
HUGO BOSS AG	512		46
Moncler SpA	1,423		63
Nokian Renkaat OYJ	1,116		48
Paddy Power Betfair PLC	704		77
Porsche Automobil Holding SE	1,245		84
ProSiebenSat.1 Media SE	1,894		51
SES SA	3,117		62
Sodexo SA	741		82
Zalando SE 144A(3)(4)	1,176		68

			709

Consumer Staples—0.2%
Beiersdorf AG	799		93
Heineken Holding NV	822		80
Jeronimo Martins SGPS SA	1,976		29

			202

Energy—1.3%
BP PLC	28,803		217
Enagas SA	1,846		52

	SHARES	VALUE
Energy—continued
Galp Energia SGPS SA	3,989	$82
Neste OYJ	1,048	86
OMV AG	1,160	66
Royal Dutch Shell PLC Class A	6,280	215
Snam SpA	18,103	78
Tenaris SA	3,795	69
Total SA	3,593	235

		1,100

Financials—1.1%
ABN AMRO Group NV 144A(3)	3,828	106
Aegon NV	14,579	96
Ageas	1,614	87
ASR Nederland NV	1,195	53
Banco BPM SPA(4)	12,241	39
Banco de Sabadell SA	45,782	76
Bank of Ireland Group PLC	7,553	65
Bankia SA	9,673	38
Bankinter SA	5,253	51
EXOR NV	921	61
Groupe Bruxelles Lambert SA	656	70
Hannover Rueck SE	488	65
Mediobanca Banca di Credito Finanziario SpA	5,157	54
Natixis SA	7,408	53
Raiffeisen Bank International AG	1,095	37
SCOR SE	1,428	55

		1,006

Health Care—0.5%
Eurofins Scientific SE	89	49
Grifols SA	2,383	69
Ipsen SA	297	49
Orpea	389	54
QIAGEN NV(4)	1,876	68
Siemens Healthineers AG 144A(3)(4)	1,135	51
UCB SA	1,028	88

		428

Industrials—1.5%
ACS Actividades de Construccion y Servicios SA	2,231	98
Aeroports de Paris	227	51
Alstom SA	1,298	58
Brenntag AG	1,256	75
Bureau Veritas SA	2,153	55
Deutsche Lufthansa AG	1,915	54
Edenred	1,914	75

	SHARES	VALUE

Industrials—continued
Eiffage SA	797	$89
GEA Group AG	1,267	49
Getlink SE	3,778	50
Kingspan Group PLC	1,240	58
KION Group AG	542	37
Leonardo SpA	3,260	39
MTU Aero Engines AG	423	90
OSRAM Licht AG	780	35
Prysmian SpA	2,171	56
Randstad NV	966	61
Rexel SA	2,474	39
Rheinmetall AG	356	43
Safran SA(5)(6)	246	30
Teleperformance	445	82
Wartsila OYJ Abp	3,694	80

		1,304

Information Technology—0.3%
Delivery Hero SE 144A(3)(4)	925	52
Ingenico Group SA	477	40
Scout24 AG 144A(3)	875	45
Ubisoft Entertainment SA(4)	472	52
United Internet AG	1,016	55

		244

Materials—1.9%
Anglo American PLC	9,060	206
Antofagasta PLC	12,265	161
Arkema SA	583	73
BHP Billiton PLC	9,518	219
Evonik Industries AG	1,209	45
Glencore PLC	43,328	190
K+S AG	1,547	41
LANXESS AG	670	55
Rio Tinto PLC	3,848	212
Smurfit Kappa Group PLC	1,792	73
Solvay SA	597	82
Stora Enso OYJ Class R	4,685	77
Symrise AG	992	90
Umicore SA	1,703	100
voestalpine AG	910	46

		1,670

Real Estate—7.6%
Activia Properties, Inc.	39	174
Advance Residence Investment Corp.	81	211
AEON REIT Investment Corp.	83	89
Comforia Residential REIT, Inc.	33	77
CRE Logistics REIT, Inc.	9	9

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

Real Estate—continued
Daiwa House REIT Investment Corp.	101	$249
Daiwa Office Investment Corp.	19	116
Frontier Real Estate Investment Corp.	30	121
Fukuoka REIT Corp.	45	71
Gecina SA	438	75
Global One Real Estate Investment Corp.	56	57
GLP J-Reit	180	192
Hankyu Reit, Inc.	38	46
Health Care & Medical Investment Corp.	11	11
Heiwa Real Estate REIT, Inc.	54	52
Hoshino Resorts REIT, Inc.	14	72
Hulic Reit, Inc.	59	91
Ichigo Hotel REIT Investment Corp.	14	17
Ichigo Office REIT Investment	68	56
Industrial & Infrastructure Fund Investment Corp.	101	109
Invesco Office REIT, Inc.	511	72
Invincible Investment Corp.	238	105
Japan Excellent, Inc.	78	100
Japan Hotel REIT Investment Corp.	251	184
Japan Logistics Fund, Inc.	58	112
Japan Prime Realty Investment Corp.	55	198
Japan Real Estate Investment Corp.	87	455
Japan Rental Housing Investments, Inc.	98	80
Japan Retail Fund Investment Corp.	164	299
Kenedix Office Investment Corp.	27	164
Kenedix Residential Next Investment Corp.	44	65
Kenedix Retail REIT Corp.	32	70
Klepierre SA	1,691	64
LaSalle Logiport REIT	66	65
LEG Immobilien AG	514	58
Marimo Regional Revitalization REIT, Inc.	7	7

	SHARES	VALUE

Real Estate—continued
MCUBS MidCity Investment Corp.	97	$71
Mirai Corp.	13	23
Mitsubishi Estate Logistics REIT Investment Corp.	8	19
Mitsui Fudosan Logistics Park, Inc.	17	49
Mori Hills REIT Investment Corp.	94	116
Mori Trust Hotel REIT, Inc.	19	26
Mori Trust Sogo REIT, Inc.	62	90
Nippon Accommodations Fund, Inc.	29	137
Nippon Building Fund, Inc.	84	467
Nippon Healthcare Investment Corp.	4	6
Nippon Prologis REIT, Inc.	116	235
NIPPON REIT Investment Corp.	27	84
Nomura Real Estate Master Fund, Inc.	257	364
One REIT, Inc.	9	21
Ooedo Onsen REIT Investment Corp.	14	11
Orix REIT, Inc.	173	270
Premier Investment Corp.	79	80
Sakura Sogo REIT Investment Corp.	21	17
Samty Residential Investment Corp.	16	14
Sekisui House REIT, Inc.	218	141
Star Asia Investment Corp.	21	20
Starts Proceed Investment Corp.	14	21
Tokyu REIT, Inc.	59	80
Tosei Reit Investment Corp.	14	14
United Urban Investment Corp.	192	298
XYMAX REIT Investment Corp.(4)	8	8

		6,675

Telecommunication Services—0.3%
Elisa OYJ	1,224	53
Iliad SA	228	36
Koninklijke KPN NV	26,949	78
Proximus SADP	1,270	31

	SHARES	VALUE

Telecommunication Services—continued
Telecom Italia SpA/ Milano(4)	93,972	$73

		271

Utilities—0.8%
EDP - Energias de Portugal SA	20,664	84
Electricite de France SA	3,926	59
Endesa SA	2,573	60
Fortum OYJ	3,555	89
Innogy SE(4)	1,050	45
Naturgy Energy Group SA	2,890	78
Red Electrica Corp SA	3,518	75
Rubis SCA	689	41
Suez	3,102	44
Terna Rete Elettrica Nazionale SpA	11,459	64
Uniper SE	1,575	49

		688

TOTAL COMMON STOCKS (Identified Cost $14,290)		14,297

EXCHANGE-TRADED FUNDS — 4.9%
Exchange Traded Funds — 4.9%
iShares MSCI Emerging Markets Small-Cap ETF(7)	31,876	1,556
SPDR® S&P® Emerging Markets SmallCap ETF(7)	57,327	2,769

		4,325

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,420)		4,325

PURCHASED OPTIONS — 0.3% (See open purchased options schedule) (Identified Cost $890)		$285

PURCHASED SWAPTIONS — 1.0%
(See open purchased swaptions schedule) (Identified Cost $1,160)		851

TOTAL LONG TERM INVESTMENTS — 77.2% (Identified Cost $68,133)		67,743

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

SHARES		VALUE
SHORT-TERM INVESTMENT—10.7%
Money Market Mutual Fund—10.7%
Dreyfus Government Cash Management - Institutional Shares (Seven-day effective yield 1.81%)(7)	9,430,739	$9,431

TOTAL SHORT-TERM INVESTMENT (Identified Cost $9,431)		9,431

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 87.9% (Identified Cost $77,564)		77,174

WRITTEN OPTIONS — (0.2)% (See open written options schedule) (Proceeds $241)		(188)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 87.7% (Identified Cost $77,323)		$76,986
Other assets and liabilities, net — 12.3%		10,799

NET ASSETS — 100.0%		$87,785

  Footnote Legend:

(1)   Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(2)   Par value reported in thousands.

(3)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities amounted to a value of $322 or 0.4% of net assets.

(4)    Non-income producing.

(5)   Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(6)   Non-tradable security.

(7)   Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Counterparties:
BNP	BNP Paribas
CITI	Citibank
DB	Deutsche Bank AG
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch
Nomura	Nomura Global Financial Products, Inc.
Soc Gen	Societe Generale

Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	European Currency Unit
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SAR	Saudi Riyal
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar

Country Weightings (Unaudited)†
United States	77%
Japan	9
Indonesia	4
France	2
Germany	2
United Kingdom	2
Netherlands	1
Spain	1
Italy	1
Belgium	1
Total	100%
† % of total investments, net of written options, as of July 31, 2018.

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

Open purchased option contracts as of July 31, 2018 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
DJ Euro Stoxx Banks	JPM	261	$13	$115.00	08/17/18	$45
DJ Euro Stoxx Banks	JPM	1,329	66	117.50	09/21/18	225
Call USD 9,000 versus Put SAR 34,380	BNP	90,000	13,000	3.82	02/12/19	14
Put Options
Put USD 5,295 versus Call TRY 20,651	CITI	52,950	5,295	3.90	03/21/19	1
Put USD 2,410 versus Call TRY 9,398	CITI	24,097	2,410	3.90	04/05/19	—(2)
Put USD 591 versus Call TRY 2,246	CITI	5,909	591	3.80	06/19/19	—(2)
Put USD 295 versus Call TRY 1,121	CITI	2,950	295	3.80	06/27/19	—(2)
Put USD 591 versus Call TRY 2,246	CITI	5,913	591	3.80	07/10/19	—(2)
Put USD 295 versus Call TRY 1,121	CITI	2,954	295	3.80	07/17/19	—(2)
Put USD 295 versus Call TRY 1,180	CITI	2,950	295	4.00	05/04/20	—(2)
Put USD 590 versus Call TRY 2,360	CITI	5,900	590	4.00	06/04/20	—(2)
Total						$285

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Open purchased swaption contracts as of July 31, 2018 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Swaptions
15-Year USD Interest Rate Swap	DB	750	$18,000	$1.00	02/24/31	$153
Put Swaptions
3-Year USD Interest Rate Swap	GS	471,360	47,136	2.87	05/17/19	(35)
11-Year USD Interest Rate Swap	GS	105,530	10,553	2.86	05/17/19	(2)
30-Year USD Interest Rate Swap	CITI	1,000	10,000	3.85	07/22/30	452
15-Year USD Interest Rate Swap	CITI	260	2,600	3.85	01/21/31	117
15-Year USD Interest Rate Swap	DB	190	1,900	3.85	02/28/31	86
15-Year USD Interest Rate Swap	Nomura	26,000	2,600	3.85	04/07/31	6
15-Year USD Interest Rate Swap	GS	15,000	1,500	3.85	08/18/31	14
30-Year USD Interest Rate Swap	GS	74,000	7	3.85	05/31/33	1
30-Year USD Interest Rate Swap	GS	54,000	5	1.00	05/31/33	(27)
10-Year JPY Interest Rate Swap	GS	22,530,000	2,253(2)	0.98	06/21/38	86
Total						$851

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Reported in Japanese Yen in thousands.

Open written option contracts as of July 31, 2018 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
DJ Euro Stoxx Banks	JPM	(1,329)	$66	$120.00	09/21/18	$(144)
Put Options
DJ Euro Stoxx Banks	JPM	(261)	13	115.00	08/17/18	(18)
DJ Euro Stoxx Banks	JPM	(258)	13	112.50	09/21/18	(26)
Total						$(188)

Footnote Legend:

(1)	Strike price not reported in thousands.

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

Futures contracts as of July 31, 2018 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation (Depreciation)
E-Mini Financial Future	September 2018	21	$1,807	$(4)
FTSE 100 Index Future	September 2018	17	1,719	12
TOPIX Index Future	September 2018	11	1,720	(23)
U.S. Ultra Bond Future	September 2018	(29)	4,550	18
Total				$3

Forward foreign currency exchange contracts as of July 31, 2018 were as follows:

Currency Purchased	Currency Amount Purchased(1)	Currency Sold	Currency Amount Sold(1)	Counterparty	Settlement Date	Unrealized Appreciation		Unrealized (Depreciation)
AUD*	2,524	USD	1,878	GS	8/16/18	$—		$(3)
EUR*	1,464	USD	1,703	CITI	8/16/18	11		—
EUR*	1,459	USD	1,730	GS	8/16/18	—		(22)
GBP*	2,324	USD	3,060	GS	8/16/18	—		(8)
INR*	78,441	USD	1,187	CITI	8/16/18	—		(46)
INR*	152,280	USD	2,298	GS	9/19/18	—		(92)
INR*	198,863	USD	2,847	BNP	11/28/18	10		—
SEK*	6,502	USD	735	GS	9/20/18	7		—
SEK*	6,350	USD	718	GS	9/20/18	7		—
SEK*	4,394	USD	501	CITI	9/20/18	—	(2)	—
SEK*	3,120	USD	352	CITI	9/20/18	4		—
SEK*	3,119	USD	352	CITI	9/20/18	4		—
SEK*	3,113	USD	357	CITI	9/20/18	—		(1)
SEK*	2,213	USD	250	CITI	9/20/18	3		—
SEK*	2,213	USD	250	CITI	9/20/18	3		—
SEK*	1,560	USD	176	CITI	9/20/18	2		—
SEK*	1,560	USD	179	CITI	9/20/18	—		(1)
SEK*	1,556	USD	177	CITI	9/20/18	—	(2)	—
SEK*	1,554	USD	178	CITI	9/20/18	—		(1)
SEK*	996	USD	114	CITI	9/20/18	—	(2)	—
TRY*	875	USD	197	Soc Gen	8/16/18	—		(20)
TRY*	574	USD	129	Soc Gen	8/16/18	—		(14)
TRY*	390	USD	88	Soc Gen	8/16/18	—		(9)
TRY*	390	USD	88	Soc Gen	8/16/18	—		(9)
TRY*	375	USD	84	Soc Gen	8/16/18	—		(9)
TRY*	344	USD	77	Soc Gen	8/16/18	—		(8)
TRY*	319	USD	72	Soc Gen	8/16/18	—		(7)
TRY*	315	USD	71	Soc Gen	8/16/18	—		(7)
TRY*	312	USD	70	Soc Gen	8/16/18	—		(7)
USD*	4,522	AUD	5,879	Soc Gen	8/16/18	153		—
USD*	1,862	AUD	2,502	GS	8/16/18	3		—
USD*	1,760	AUD	2,292	CITI	8/16/18	57		—
USD*	880	AUD	1,183	GS	8/16/18	1		—
USD*	735	CHF	734	GS	9/20/18	—		(9)
USD*	718	CHF	718	GS	9/20/18	—		(10)
USD*	501	CHF	498	CITI	9/20/18	—		(4)
USD*	357	CHF	351	CITI	9/20/18	—	(2)	—
USD*	352	CHF	352	CITI	9/20/18	—		(5)
USD*	352	CHF	351	CITI	9/20/18	—		(4)
USD*	250	CHF	249	CITI	9/20/18	—		(3)
USD*	250	CHF	249	CITI	9/20/18	—		(3)
USD*	179	CHF	176	CITI	9/20/18	—	(2)	—
USD*	178	CHF	176	CITI	9/20/18	—	(2)	—
USD*	177	CHF	176	CITI	9/20/18	—		(1)
USD*	176	CHF	176	CITI	9/20/18	—		(2)

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

Currency Purchased	Currency Amount Purchased(1)	Currency Sold	Currency Amount Sold(1)	Counterparty	Settlement Date	Unrealized Appreciation		Unrealized (Depreciation)
USD*	114	CHF	112	CITI	9/20/18	$—		$(1)
USD*	5,522	EUR	4,441	Soc Gen	8/16/18	322		—
USD*	1,730	EUR	1,485	ML	8/16/18	—		(8)
USD*	1,706	EUR	1,400	JPM	8/16/18	67		—
USD*	300	EUR	253	BNP	8/16/18	4		—
USD*	270	EUR	230	BNP	8/16/18	—	(2)	—
USD*	224	EUR	182	GS	8/16/18	10		—
USD*	111	EUR	93	ML	8/16/18	2		—
USD*	111	EUR	95	JPM	8/16/18	—		(1)
USD*	75	EUR	64	ML	8/16/18	—	(2)	—
USD*	3,213	GBP	2,324	GS	8/16/18	160		—
USD*	645	GBP	460	GS	8/16/18	41		—
USD*	378	GBP	285	GS	8/16/18	4		—
USD*	294	GBP	216	GS	8/16/18	11		—
USD*	19	GBP	14	GS	8/16/18	1		—
USD*	3,586	JPY	377,410	BNP	8/16/18	207		—
USD*	2,050	JPY	224,443	GS	8/16/18	41		—
USD*	666	JPY	72,256	ML	8/16/18	19		—
USD*	2,630	KRW	2,904,835	JPM	9/20/18	30		—
USD*	1,740	KRW	1,942,014	Soc Gen	10/24/18	—		—
USD*	2,630	SGD	3,562	CITI	9/20/18	11		—
USD*	865	SGD	1,178	JPM	9/20/18	—		(1)
USD*	138	TRY	633	GS	8/16/18	11		—
USD*	137	TRY	630	GS	8/16/18	10		—
USD*	109	TRY	503	GS	8/16/18	8		—
USD*	109	TRY	504	GS	8/16/18	8		—
USD*	88	TRY	403	GS	8/16/18	7		—
USD*	79	TRY	362	GS	8/16/18	6		—
USD*	73	TRY	334	GS	8/16/18	5		—
USD*	73	TRY	335	GS	8/16/18	5		—
USD*	71	TRY	326	GS	8/16/18	5		—
USD*	1,510	TWD	43,585	CITI	8/16/18	85		—
USD*	1,187	TWD	34,266	CITI	8/16/18	67		—
USD*	2,298	TWD	66,042	GS	9/20/18	135		—
USD*	1,510	TWD	43,390	GS	9/20/18	88		—
USD*	2,847	TWD	86,377	BNP	11/28/18	2		—
USD*	1,510	TWD	45,810	BNP	11/28/18	1		—
Total						$1,638		$(316)

Footnote Legend:

(1)	Reported in thousands.
(2)	Amount is less than $500.
*	Non deliverable forward. See Notes to Schedules of Investments.

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

Centrally cleared credit default swap-buy protection(1) outstanding as of July 31, 2018 was as follows:

Reference Entity	Payment Frequency	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation	Unrealized (Depreciation)
CDX North American High
Yield Index	QTR	JPM	1%	6/20/23	8,720	USD	$(175)	$(163)	$—	$(12)
iTRAXX Europe S29	TERM	JPM	1%	6/20/23	7,500	EUR	(176)	(161)	—	(15)

Total							$(351)	$(324)	$—	$(27)

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally cleared inflation swaps outstanding as of July 31, 2018 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
1.995%(a)	3-Month-USCPI	TERM	JPM	6/27/27	7,200	USD	$274	$—	$274	$—

Total							$274	$—	$274	$—

Footnote Legend:

(a)	Fund pays the fixed rate and receives the floating rate.

Over-the-counter inflation swaps outstanding as of July 31, 2018 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
2.115%(a)	3-Month-USCPI	TERM	DB	5/18/27	2,500	USD	$61	$—	$61	$—
3.535%(b)	2-Month-UKRPI	TERM	CITI	2/16/27	16,000	GBP	432	—	432	—

Total							$493	$—	$493	$—

Footnote Legend:

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.

Abbreviation:

TERM       Payment Frequency at Termination

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

Centrally cleared interest rate swaps outstanding as of July 31, 2018 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
3.095%(a)	3-Month LIBOR	QTR	JPM	6/19/21	93,100	USD	$ 13	(61)	$ 74	$ —
3.150%(b)	3-Month LIBOR	Semi	JPM	6/17/25	39,640	USD	(195)	94	—	(289)
2.370%(a)	3-Month LIBOR	QTR	JPM	6/19/21	28,730	AUD	53	—	53	—
3.035%(a)	3-Month LIBOR	QTR	JPM	9/18/24	19,226	USD	(13)	—	—	(13)
3.030%(a)	3-Month LIBOR	QTR	JPM	3/20/29	10,676	USD	(39)	—	—	(39)
3.150%(b)	3-Month LIBOR	Semi	JPM	6/17/25	9,800	USD	(46)	23	—	(69)
1.530%(b)	1-Month LIBOR	TERM	JPM	5/15/23	7,200	EUR	(6)	—	—	(6)
1.892%(b)	6-Month LIBOR	TERM	JPM	3/16/48	6,950	EUR	(51)	—	—	(51)
3.052%(b)	3-Month LIBOR	Semi	JPM	3/20/49	4,500	USD	1	—	1	—
3.027%(b)	3-Month LIBOR	Semi	JPM	9/18/49	4,360	USD	23	—	23	—
1.720%(b)	6-Month LIBOR	Semi	JPM	7/05/47	4,000	GBP	(12)	—	—	(12)
1.765%(b)	6-Month LIBOR	Semi	JPM	10/06/47	3,865	GBP	(40)	—	—	(40)
1.789%(b)	6-Month LIBOR	TERM	JPM	5/12/48	2,900	EUR	15	—	15	—
1.475%(b)	1-Month LIBOR	TERM	JPM	5/15/23	1,900	EUR	5	—	5	—
1.485%(b)	1-Month LIBOR	TERM	JPM	5/15/23	1,900	EUR	4	—	4	—
1.510%(b)	1-Month LIBOR	TERM	JPM	5/15/23	1,900	EUR	1	—	1	—
1.520%(b)	1-Month LIBOR	TERM	JPM	5/15/23	1,900	EUR	(4)	—	—	(4)
1.519%(b)	6-Month LIBOR	Semi	JPM	1/14/48	1,850	GBP	46	—	46	—
1.803%(b)	6-Month LIBOR	Semi	JPM	7/05/47	1,570	GBP	(24)	—	—	(24)
1.643%(b)	6-Month LIBOR	Semi	JPM	6/29/47	458	GBP	4	—	4	—

Total							$(265)	$ 56	$226	$(547)

Footnote Legend:

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	Fund pays the fixed rate and receives the floating rate.

Abbreviation:

TERM	Payment Frequency at Termination

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

Over-the-counter interest rate swaps outstanding as of July 31, 2018 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
2.388%(a)	3-Month LIBOR	QTR	GS	3/20/21	5,525,993	KRW	$ 24	$ —	$ 24	$ —
2.425%(a)	3-Month LIBOR	QTR	BNP	3/20/21	3,418,467	KRW	17	—	17	—
2.255%(a)	3-Month LIBOR	QTR	DB	3/20/21	2,925,135	KRW	6	—	6	—
2.415%(a)	3-Month LIBOR	QTR	GS	3/20/21	2,661,613	KRW	13	—	13	—
2.415%(a)	3-Month LIBOR	QTR	GS	3/20/21	2,661,613	KRW	13	—	13	—
2.120%(a)	3-Month LIBOR	QTR	JPM	3/19/21	2,030,600	KRW	(1)	—	—	(1)
2.100%(a)	3-Month LIBOR	QTR	JPM	3/20/21	1,689,800	KRW	(1)	—	—	(1)
2.087%(a)	3-Month LIBOR	QTR	JPM	3/19/21	1,689,800	KRW	(1)	—	—	(1)
2.533%(b)	3-Month LIBOR	QTR	GS	3/20/29	1,175,982	KRW	(23)	—	—	(23)
2.563%(b)	3-Month LIBOR	QTR	BNP	3/20/29	876,579	KRW	(19)	—	—	(19)
2.095%(a)	3-Month LIBOR	QTR	GS	3/19/21	844,900	KRW	(1)	—	—	(1)
2.090%(a)	3-Month LIBOR	QTR	JPM	3/20/21	844,900	KRW	(1)	—	—	(1)
2.403%(b)	3-Month LIBOR	QTR	DB	3/20/29	598,398	KRW	(6)	—	—	(6)
2.560%(b)	3-Month LIBOR	QTR	GS	3/20/29	561,785	KRW	(12)	—	—	(12)
2.560%(b)	3-Month LIBOR	QTR	GS	3/20/29	561,785	KRW	(12)	—	—	(12)
2.280%(b)	3-Month LIBOR	QTR	JPM	3/20/29	429,000	KRW	— (c)	—	— (c)	—
2.248%(b)	3-Month LIBOR	QTR	JPM	3/20/29	357,000	KRW	1	—	1	—
2.260%(b)	3-Month LIBOR	QTR	JPM	3/20/29	357,000	KRW	1	—	1	—
2.250%(b)	3-Month LIBOR	QTR	JPM	3/20/29	178,500	KRW	— (c)	—	— (c)	—
2.255%(b)	3-Month LIBOR	QTR	GS	3/20/29	178,500	KRW	— (c)	—	— (c)	—
8.820%(a)	Brazil CDI	TERM	GS	1/04/21	26,261	BRL	81	—	81	—
8.790%(a)	Brazil CDI	TERM	GS	1/04/21	25,681	BRL	75	—	75	—
10.533%(a)	Brazil CDI	TERM	JPM	1/04/21	16,605	BRL	146	—	146	—
8.310%(a)	Brazil CDI	TERM	JPM	1/04/21	10,111	BRL	(23)	—	—	(23)
8.420%(a)	Brazil CDI	TERM	GS	1/04/21	5,127	BRL	(8)	—	—	(8)
8.370%(a)	Brazil CDI	TERM	JPM	1/04/21	5,048	BRL	(10)	—	—	(10)
10.000%(a)	Brazil CDI	TERM	JPM	1/04/21	2,778	BRL	23	—	23	—
8.520%(a)	Brazil CDI	TERM	GS	1/04/21	2,593	BRL	(3)	—	—	(3)
8.490%(a)	Brazil CDI	TERM	JPM	1/04/21	2,561	BRL	(3)	—	—	(3)
8.545%(a)	Brazil CDI	TERM	GS	1/04/21	2,555	BRL	(2)	—	—	(2)

Total							$ 274	$ —	$400	$(126)

Footnote Legend:

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	Fund pays the fixed rate and receives the floating rate.
(c)	Amount is less than $500.

Abbreviation:

TERM	Payment Frequency at Termination

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

Over-the-counter volatility swaps outstanding as of July 31, 2018 were as follows:

Reference Entity	Strike Price	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Nikkei 225 Stock Market Index(a)(b)	$19.85	TERM	BNP	12/14/18	3,190	JPY	$(94)	$—	$—	$(94)
Hang Seng China Enterprises Index(b)(c)	25.45	TERM	BNP	12/28/18	134	HKD	(82)	—	—	(82)
Hang Seng China Enterprises Index(b)(c)	27.95	TERM	Soc Gen	12/28/18	105	HKD	(95)	—	—	(95)
Hang Seng China Enterprises Index(b)(c)	28.05	TERM	Soc Gen	12/28/18	105	HKD	(96)	—	—	(96)
Hang Seng China Enterprises Index(b)(c)	27.85	TERM	Soc Gen	12/28/18	105	HKD	(94)	—	—	(94)
Hang Seng China Enterprises Index(b)(c)	27.90	TERM	Soc Gen	12/28/18	70	HKD	(64)	—	—	(64)
Hang Seng China Enterprises Index(b)(c)	25.15	TERM	BNP	12/28/18	63	HKD	(37)	—	—	(37)
Hang Seng China Enterprises Index(b)(c)	25.00	TERM	Soc Gen	12/28/18	50	HKD	(30)	—	—	(30)
Hang Seng China Enterprises Index(b)(c)	26.05	TERM	Soc Gen	12/28/18	42	HKD	(30)	—	—	(30)
Hang Seng China Enterprises Index(b)(c)	27.60	TERM	Soc Gen	12/28/18	35	HKD	(30)	—	—	(30)
Hang Seng China Enterprises Index(b)(c)	27.90	TERM	Soc Gen	12/28/18	35	HKD	(32)	—	—	(32)
Hang Seng China Enterprises Index(b)(c)	28.05	TERM	Soc Gen	12/28/18	35	HKD	(32)	—	—	(32)
Hang Seng China Enterprises Index(b)(c)	28.15	TERM	Soc Gen	12/28/18	35	HKD	(33)	—	—	(33)
S&P 500® Composite Stock Price Index(a)(b)	17.15	TERM	BNP	12/21/18	29	USD	90	—	90	—
S&P 500® Composite Stock Price Index(a)(b)	18.05	TERM	BNP	12/21/18	17	USD	75	—	75	—
S&P 500® Composite Stock Price Index(a)(b)	19.30	TERM	Soc Gen	12/21/18	14	USD	76	—	76	—
S&P 500® Composite Stock Price Index(a)(b)	19.20	TERM	Soc Gen	12/21/18	14	USD	75	—	75	—
S&P 500® Composite Stock Price Index(a)(b)	19.20	TERM	Soc Gen	12/21/18	14	USD	75	—	75	—
Hang Seng China Enterprises Index(b)(c)	26.65	TERM	Soc Gen	12/30/19	10	HKD	(2)	—	—	(2)
Hang Seng China Enterprises Index(b)(c)	27.10	TERM	JPM	12/30/19	10	HKD	(6)	—	—	(6)
S&P 500® Composite Stock Price Index(a)(b)	19.10	TERM	Soc Gen	12/21/18	9	USD	50	—	50	—
S&P 500® Composite Stock Price Index(a)(b)	17.75	TERM	BNP	12/21/18	8	USD	34	—	34	—
S&P 500® Composite Stock Price Index(a)(b)	18.10	TERM	Soc Gen	12/21/18	6	USD	29	—	29	—
S&P 500® Composite Stock Price Index(a)(b)	18.30	TERM	Soc Gen	12/21/18	5	USD	26	—	26	—
S&P 500® Composite Stock Price Index(a)(b)	19.35	TERM	Soc Gen	12/21/18	5	USD	26	—	26	—
S&P 500® Composite Stock Price Index(a)(b)	19.25	TERM	Soc Gen	12/21/18	5	USD	25	—	25	—
S&P 500® Composite Stock Price Index(a)(b)	19.10	TERM	Soc Gen	12/21/18	5	USD	25	—	25	—
S&P 500® Composite Stock Price Index(a)(b)	19.10	TERM	Soc Gen	12/21/18	5	USD	25	—	25	—
S&P 500® Composite Stock Price Index(a)(b)	20.10	TERM	JPM	12/20/19	1	USD	3	—	3	—
S&P 500® Composite Stock Price Index(a)(b)	19.65	TERM	Soc Gen	12/20/19	1	USD	3	—	3	—
Total							$(120)	$—	$637	$(757)

Footnote Legend:

(a)	Fund pays the variance payment and receives the fixed strike price.
(b)	Variance Swap.
(c)	Fund pays the fixed strike price and receives the variance payment.

Over-the-counter total return swaps outstanding as of July 31, 2018 were as follows:

Reference Entity	Floating Rate(a)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Euro Stoxx® Banks Index	3-Month LIBOR	QTR	CITI	7/08/19	1,440	EUR	$82	$—	$82	$—
Total							$82	$—	$82	$—

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.

Abbreviation:

TERM	Payment Frequency at Termination

See Notes to Schedule of Investments.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at July 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$45,053	$ —	$45,053
Foreign Government Securities	2,932	—	2,932
Equity Securities:
Common Stocks	14,297	14,267	30
Exchange-Traded Funds	4,325	4,325	—
Short-Term Investment	9,431	9,431	—
Purchased Options	285	270	15
Purchased Swaptions	915	—	915
Futures Contracts	30	30	—
Foreign Currency Exchange Contracts	1,638	—	1,638
Centrally Cleared Inflation Swaps	274	—	274
Over-the-Counter Inflation Swaps	493	—	493
Centrally Cleared Interest Rate Swaps	165	—	165
Over-the-Counter Interest Rate Swaps	400	—	400
Over-the-Counter Volatility Swaps	637	—	637
Over-the-Counter Total Return Swaps	82	—	82

Total Assets	80,957	28,323	52,634

Liabilities:
Purchased Swaptions	(64)	—	(64)
Written Options	(188)	(188)	—
Futures Contracts	(27)	(27)	—
Foreign Currency Exchange Contracts	(316)	—	(316)
Centrally Cleared Credit Default Swaps	(351)	—	(351)
Centrally Cleared Interest Rate Swaps	(430)	—	(430)
Over-the-Counter Interest Rate Swaps	(126)	—	(126)
Over-the-Counter Volatility Swaps	(757)	—	(757)

Total Liabilities	$(2,259)	$ (215)	$(2,044)

There were no transfers between Level 1, Level 2 or Level 3 related to securities held at July 31, 2018.

There were no securities valued using significant unobservable inputs (Level 3) at July 31, 2018.

See Notes to Schedule of Investments.

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—95.6%
Diversified—22.9%
Energy Transfer Partners LP	7,500	$157
Energy Transfer Equity LP	12,900	235
Enterprise Products Partners LP	7,000	203
Kinder Morgan, Inc.	13,600	242
MPLX LP	5,271	192
ONEOK, Inc.	3,200	225
Pembina Pipeline Corp.	4,400	158

		1,412

Downstream/Other—9.3%
Cheniere Energy Partners LP Holdings LLC	3,500	107
Cheniere Energy, Inc.(1)	3,400	216
Delek US Holdings, Inc.	1,200	64
Marathon Petroleum Corp.	2,300	186

		573

Electric, LDC & Power—3.2%
NextEra Energy Partners LP	4,200	198

Gathering/Processing—21.7%
Antero Midstream GP LP	12,555	241
Crestwood Equity Partners LP	1,600	57
EnLink Midstream LLC	11,000	175
EQT GP Holdings LP	3,200	71
Hess Midstream Partners LP	4,500	100
Noble Midstream Partners LP	2,800	149
Targa Resources Corp.	8,800	449
Western Gas Equity Partners LP	2,500	92

		1,334

Marine Shipping—6.0%
Gaslog Partners LP	6,000	151
Golar LNG Ltd.	8,300	216

		367

Natural Gas Pipelines—13.8%
Tallgrass Energy GP LP	13,100	306

	SHARES	VALUE
Natural Gas Pipelines—continued
TransCanada Corp.	3,500	$157
Williams Cos, Inc. (The)	13,000	387

		850

Petroleum Transportation & Storage—10.1%
BP Midstream Partners LP	3,400	71
Phillips 66 Partners LP	2,300	123
Plains GP Holdings LP Class A	11,134	271
SemGroup Corp. Class A	3,700	93
Shell Midstream Partners LP	2,700	61

		619

Upstream—8.6%
Anadarko Petroleum Corp.	2,200	161
Devon Energy Corp.	2,800	126
EQT Corp.	3,000	149
Noble Energy, Inc.	2,600	94

		530
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
(Identified Cost $5,279)		5,883
EXCHANGE-TRADED FUNDS—3.0%
Exchange Traded Funds—3.0%
JPMorgan Alerian MLP Index ETN(2)	6,700	187
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $190)		187
TOTAL LONG TERM INVESTMENTS — 98.6% (Identified Cost $5,469)		6,070
SHORT-TERM INVESTMENT—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management - Institutional Shares (Seven-day effective yield 1.81%)(2)	50,700	51
TOTAL SHORT-TERM INVESTMENT (Identified Cost $51)		51

VALUE
TOTAL INVESTMENTS — 99.4% (Identified Cost $5,520)	$6,121
Other assets and liabilities, net — 0.6%	34

NET ASSETS — 100.0%	$6,155

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership

Country Weightings (Unaudited)†
United States	89%
Canada	5
Bermuda	4
Monaco	2
Total	100%

Ownership Structure (Unaudited)†,††
Midstream MLP	25%
Embedded General Partners	22
MLP Affiliates & Other	21
Major Midstream Companies	19
Pure Play General Partner	7
Foreign LP	2
Cash & Other	4
Total	100%

†	% of total investments, as of July 31, 2018.

See Notes to Schedule of Investments.

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.

Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.

MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes.

Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.

Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at July 31, 2018	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$ 5,883	$ 5,883
Exchange-Traded Funds	187	187
Short-Term Investment	51	51

Total Assets	$ 6,121	$ 6,121

There were no transfers between Level 1, Level 2 or Level 3 related to securities held at July 31, 2018.

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2018.

See Notes to Schedule of Investments.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS—1.0%
Puerto Rico—1.0%
Puerto Rico Sales Tax Financing Corp. 6.000%, 8/1/32(1)	$500	$411
5.375%, 8/1/36(1)	1,065	434

		845
TOTAL MUNICIPAL BONDS (Identified Cost $366)		845
CORPORATE BONDS—68.3%
Consumer Discretionary—16.5%
Altice France SA/France 144A 7.375%, 5/1/26(2)	250	248
American Greetings Corp. 144A 8.750%, 4/15/25(2)	325	306
Beazer Homes USA, Inc. 5.875%, 10/15/27	500	435
Boyne USA, Inc. 144A 7.250%, 5/1/25(2)	300	313
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 7.500%, 4/1/28(2)	425	439
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	2,500	2,506
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	205	205
Gateway Casinos & Entertainment, Ltd. 144A 8.250%, 3/1/24(2)	500	530
Graham Holdings Co. 144A 5.750%, 6/1/26(2)	550	554
iHeartCommunications, Inc. 9.000%, 12/15/19(1)	2,000	1,560
Laureate Education, Inc. 144A 8.250%, 5/1/25(2)	505	543
Lee Enterprises, Inc. 144A 9.500%, 3/15/22(2)	1,500	1,560

	PAR VALUE	VALUE
Consumer Discretionary—continued
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(2)	$455	$454
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 144A 7.875%, 5/15/24(2)	1,005	932
Meredith Corp. 144A 6.875%, 2/1/26(2)	945	952
MGM Resorts International 5.750%, 6/15/25	465	469
Neiman Marcus Group, Ltd. LLC 144A 8.000%, 10/15/21(2)	1,530	964
PulteGroup, Inc. 6.375%, 5/15/33	500	495
Under Armour, Inc. 3.250%, 6/15/26	515	465
Vista Outdoor, Inc. 5.875%, 10/1/23	500	491

		14,421

Consumer Staples—5.4%
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(2)	490	493
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	760	661
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc. 144A 8.500%, 6/1/26(2)	295	281
Post Holdings, Inc. 144A 5.000%, 8/15/26(2)	710	668
Prestige Brands, Inc. 144A 6.375%, 3/1/24(2)	1,000	999
Revlon Consumer Products Corp. 6.250%, 8/1/24	500	265
Safeway, Inc. 7.250%, 2/1/31	1,385	1,354

		4,721

Energy—7.5%
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	400	392

	PAR VALUE	VALUE
Energy—continued
Callon Petroleum Co. 6.125%, 10/1/24	$530	$538
Chesapeake Energy Corp. 8.000%, 6/15/27	500	511
Citgo Holding, Inc. 144A 10.750%, 2/15/20(2)	1,859	1,978
EP Energy LLC / Everest Acquisition Finance, Inc. 144A 8.000%, 11/29/24(2)	560	566
7.750%, 5/15/26(2)	225	229
Nabors Industries, Inc. 144A 5.750%, 2/1/25(2)	500	474
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)	360	355
Tapstone Energy LLC / Tapstone Energy Finance Corp. 144A 9.750%, 6/1/22(2)	450	397
USA Compression Partners LP / USA Compression Finance Corp. 144A 6.875%, 4/1/26(2)	435	448
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 144A 8.750%, 4/15/23(2)	220	203
Weatherford International, Ltd. 9.875%, 2/15/24	415	421

		6,512

Financials—3.6%
4finance SA 144A 10.750%, 5/1/22(2)	1,300	1,296
Acrisure LLC / Acrisure Finance, Inc. 144A 7.000%, 11/15/25(2)	430	389
Navient Corp. 7.250%, 9/25/23	250	262
Springleaf Finance Corp. 6.875%, 3/15/25	500	507

See Notes to Schedule of Investments.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 144A 6.750%, 6/1/25(2)	$735	$711

		3,165

Health Care—8.0%
Avantor, Inc. 144A 9.000%, 10/1/25(2)	1,500	1,521
DJO Finance LLC / DJO Finance Corp. 144A 8.125%, 6/15/21(2)	1,250	1,284
Eagle Holding Co. II LLC. PIK Capitalization, 7.625% Interest or 8.375% Capitalization 144A 7.625%, 5/15/22(2)	690	697
One Call Corp. 144A 10.000%, 10/1/24(2)	260	226
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 144A 6.625%, 5/15/22(2)	1,000	987
Tenet Healthcare Corp. 7.000%, 8/1/25	680	683
Valeant Pharmaceuticals International 144A 8.500%, 1/31/27(2)	775	796
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	770	749

		6,943

Industrials—8.5%
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	660	669
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(2)	835	814
Garda World Security Corp. 144A 8.750%, 5/15/25(2)	785	789
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(2)	250	248
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	910	967

	PAR VALUE	VALUE
Industrials—continued
6.250%, 3/15/26(2)	$360	$365
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 144A 7.750%, 4/15/26(2)	650	582
Topaz Marine SA 144A 9.125%, 7/26/22(2)	1,250	1,260
TransDigm, Inc. 6.500%, 7/15/24	1,000	1,024
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(2)	749	704

		7,422

Information Technology—3.9%
CDK Global, Inc. 5.875%, 6/15/26	345	354
Citrix Systems, Inc. 4.500%, 12/1/27	250	242
First Data Corp. 144A 5.750%, 1/15/24(2)	500	511
Infor US, Inc. 6.500%, 5/15/22	925	936
Match Group, Inc. 144A 5.000%, 12/15/27(2)	510	480
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(2)	425	429
VeriSign, Inc. 4.750%, 7/15/27	450	429

		3,381

Materials—9.7%
Alpha 2 BV PIK Capitalization, 8.750% Interest or 9.50% Capitalization 144A 8.750%, 6/1/23(2)	675	677
ARD Securities Finance SARL PIK Capitalization, 8.750% Interest and Capitalization 144A 8.750%, 1/31/23(2)	670	670
BWAY Holding Co. 144A 7.250%, 4/15/25(2)	510	497
Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/22	750	744

	PAR VALUE	VALUE
Materials—continued
CPG Merger Sub LLC 144A 8.000%, 10/1/21(2)	$935	$944
Hexion, Inc. 6.625%, 4/15/20	1,000	943
Hexion, Inc. 144A 10.375%, 2/1/22(2)	500	492
Ingevity Corp. 144A 4.500%, 2/1/26(2)	600	562
Kraton Polymers LLC / Kraton Polymers Capital Corp. 144A 7.000%, 4/15/25(2)	500	515
LSB Industries, Inc. 144A 9.625%, 5/1/23(2)	240	244
Momentive Performance Materials, Inc. 3.880%, 10/24/21	1,000	1,054
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(2)	610	613
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(2)	500	470

		8,425

Telecommunication Services—2.9%
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	500	445
Frontier Communications Corp. 7.625%, 4/15/24	385	260
Level 3 Financing, Inc. 5.375%, 1/15/24	750	742
Sprint Capital Corp. 6.875%, 11/15/28	600	578
Zayo Group LLC / Zayo Capital, Inc. 144A 5.750%, 1/15/27(2)	500	495

		2,520

Utilities—2.3%
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/20	1,500	1,455

See Notes to Schedule of Investments.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Utilities—continued
Vistra Energy Corp. 144A 8.000%, 1/15/25(2)	$500	$543

		1,998

TOTAL CORPORATE BONDS (Identified Cost $59,604)		59,508

CONVERTIBLE BONDS—1.8%
Energy—1.8%
Cheniere Energy, Inc. 4.250%, 3/15/45	2,000	1,564

TOTAL CONVERTIBLE BONDS (Identified Cost $984)		1,564

LEVERAGED LOANS(3) —14.3%
Consumer Non-Durables—2.9%
Diamond (BC) B.V., (1 month LIBOR + 3.000%) 5.077%, 09/06/24	662	647
Isagenix International, LLC, Senior Lien Term Loan, (3 month LIBOR + 5.750%) 8.084%, 06/14/25	315	315
Kronos Acquisition Intermediate Inc. (aka KIK Custom Products), (1 month LIBOR + 4.000%) 6.077%, 05/15/23	737	730
Parfums Holding Company, Inc., Second Lien Term Loan, (1 month LIBOR + 8.750%) 10.830%, 06/30/25	500	504
Revlon Consumer Products Corp., Initial Term Loan B, (1 month LIBOR + 3.500%) 5.577%, 09/07/23	494	361

		2,557

Information Technology—2.0%
BMC Software
Finance, Inc., (3 month LIBOR + 4.250%) 0.000%, 09/01/25(4)	1,090	1,089

	PAR VALUE	VALUE
Information Technology—continued
Intralinks, Inc., First Lien Term Loan, (1 month LIBOR + 4.000%) 6.080%, 11/14/24	$264	$264
SS&C Technologies Holdings, Inc., Term Loan B-3, (1 month LIBOR + 2.500%) 4.577%, 04/16/25	303	304
SS&C Technologies Holdings, Inc., Term Loan B-4, (1 month LIBOR + 2.500%) 4.577%, 04/16/25	116	116

		1,773

Manufacturing—2.2%
CPI Acquisition, Inc., First Lien Term Loan, (3 month LIBOR + 4.500%) 6.839%, 08/17/22	2,000	1,180
Hillman Group, Inc., The, (3 month LIBOR + 3.500%) 5.834%, 05/30/25	583	584
Hillman Group, Inc., The, Initial Delayed Draw Term Loan, (3 month LIBOR + 3.500%) 0.000%, 05/30/25(4)	182	182

		1,946

Media/Telecom—Telecommunications—1.0%
Securus Technologies Holdings, Inc., Second Lien Term Loan, (1 month LIBOR + 8.250%) 0.000%, 11/01/25(4)	840	840

Service—3.6%
Laureate Education, Inc., Term Loan Series 2024, (1 month LIBOR + 3.500%) 5.577%, 04/26/24	357	357
One Call Corp., First Lien Term Loan Extended, (1 month LIBOR + 5.250%) 7.322%, 11/27/22	768	737

	PAR VALUE	VALUE
Service—continued
PI UK Holdco II Ltd., Facility B1, (1 month LIBOR + 3.500%) 5.577%, 01/03/25	$673	$668
Red Ventures LLC, First Lien Term Loan, (1 month LIBOR + 4.000%) 6.077%, 11/08/24	548	553
Red Ventures LLC, Second Lien Term Loan, (1 month LIBOR + 8.000%) 10.077%, 11/08/25	313	318
Sedgwick Claims Management Services, Inc., Second Lien Term Loan, (3 month LIBOR + 5.750%) 8.057%, 02/28/22	455	458

		3,091

Utility—2.6%
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Company LLC), First Lien Term Loan, (3 month LIBOR + 3.750%) 0.000%, 07/31/25(4)	440	443
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Company LLC), Second Lien Term Loan, (3 month LIBOR + 6.750%) 0.000%, 07/24/26(4)	1,020	1,035
Vistra Operations Company LLC (fka Tex Operations Company LLC), (1 month LIBOR + 2.000%) 4.077%, 08/04/23	737	736

		2,214

TOTAL LEVERAGED LOANS (Identified Cost $13,122)		12,421

See Notes to Schedule of Investments.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE
COMMON STOCKS—4.1%
Energy—0.1%
Sentinel Energy Services, Inc.(5)	9,935	101

Financials—2.3%
Kayne Anderson Acquisition Corp.(5)	100,000	995
Vantage Energy Acquisition Corp.(5)	100,000	995

		1,990

Health Care—1.4%
Federal Street Acquisition Corp. Class A(5)	88,000	863
Tenet Healthcare Corp.(5)	10,000	376

		1,239

Materials—0.3%
Platform Specialty Products Corp.(5)	20,483	253

TOTAL COMMON STOCKS (Identified Cost $3,352)		3,583

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—3.6%
Exchange Traded Funds—3.6%
Invesco Senior
Loan ETF(6)	38,800	$893
iShares Floating
Rate Bond ETF(6)	14,970	764
Schwab Short-Term
U.S. Treasury ETF(6)	15,200	755
SPDR Portfolio
Short Term
Corporate Bond
ETF(6)	25,010	755

		3,167

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,187)		3,167

TOTAL LONG TERM INVESTMENTS — 93.1%
(Identified Cost $80,615)		81,088

SHORT-TERM INVESTMENT—7.2%
Money Market Mutual Fund—7.2%
Dreyfus Government Cash Management - Institutional Shares (Seven-day effective yield 1.81%)(6)	6,287,515	6,288

TOTAL SHORT-TERM INVESTMENT (Identified Cost $6,288)		6,288

TOTAL INVESTMENTS — 100.3% (Identified Cost $86,903)		$87,376

TOTAL INVESTMENTS — 100.3% (Identified Cost $86,903)		$87,376
Other assets and liabilities, net — (0.3)%		(251)

NET ASSETS — 100.0%		$87,125

Footnote Legend:
(1)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities amounted to a value of $39,785 or 45.7% of net assets.

(3)

Variable rate security. Rate disclosed is as of July 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(4)	This loan will settle after July 31, 2018, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(5)	Non-income producing.
(6)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:

LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
LIBOR	London Interbank Offered Rate

Country Weightings (Unaudited)†
United States	88%
Canada	5
Luxembourg	4
Netherlands	1
Other	2
Total	100%
†% of total investments as of July 31, 2018.

See Notes to Schedule of Investments.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2018 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2018 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at July 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$ 845	$ —	$ 845
Corporate Bonds	59,508	—	59,508
Convertible Bonds	1,564	—	1,564
Leveraged Loans	12,421	—	12,421
Equity Securities:
Common Stocks	3,583	3,583	—
Exchange-Traded Funds	3,167	3,167	—
Short-Term Investment	6,288	6,288	—

Total Assets	$87,376	$13,038	$74,338

There were no transfers between Level 1, Level 2, or Level 3 related to securities held as of July 31, 2018.

There were no securities valued using significant unobservable inputs (Level 3) at July 31, 2018.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1. Significant Accounting Policies

Virtus Alternative Solutions Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of the Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

●	Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

●	Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives such as options and futures that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

C. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, Newfleet Credit Opportunities Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

D. Leveraged Loans

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leverage loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

Note 2. Derivative Financial Instruments

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

During the period, Aviva Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the period, Aviva Multi-Strategy Target Return Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the period, Aviva Multi-Strategy Target Return Fund used options contracts to hedge against market and idiosyncratic risk or to reduce portfolio volatility.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2018 (Unaudited)

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded as cash pledged as collateral for swaps.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the period, Aviva Multi-Strategy Target Return Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the period, Aviva Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap Baskets are entered into to implement custom index exposure in one convenient trading instrument. At July 31, 2018, the Aviva Multi-Strategy Target Return Fund did not hold Swap Baskets.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the period, Aviva Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

During the period, Aviva Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

Variance swaps – Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the period, Aviva Multi-Strategy Target Return Fund utilized variance swaps to capitalize on volatility in the equity markets.

The following is a summary of derivative instruments categorized by primary risk exposure as of July 31, 2018:

Fair Values of Derivative Financial Instruments as of July 31, 2018

Derivative Assets
Aviva Multi-Strategy Target Return Fund
Primary Risk	Value
Interest rate contracts	$2,265
Foreign currency exchange contracts	1,653
Equity contracts	1,001

Total	$4,919

Fair Values of Derivative Financial Instruments as of July 31, 2018

Derivative Liabilities
Aviva Multi-Strategy Target Return Fund
Primary Risk	Value
Interest rate contracts	$ 620
Foreign currency exchange contracts	316
Equity contracts	972
Credit contracts	351

Total	$2,259

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the period ended July 31, 2018.

Aviva Multi-Strategy Target Return Fund
Purchased Options[1]	$1,651
Purchased Swaptions[1]	1,244
Written Options[2]	(154)
Futures Contracts-Long Positions[3]	662
Futures Contracts-Short Positions[3]	(247)
Forward Foreign Currency Exchange Purchase Contracts[4]	28,098
Forward Foreign Currency Exchange Sale Contracts[5]	(42,003)
Interest Rate Swap Agreements[6]	255,697
Credit Default Swap Agreements - Buy Protection[6]	8,423
Total Return Swap Agreements[6]	4,316
Inflation Swap Agreements[6]	38,286
Volatility Swap Agreements[6]	6,856
Total Return Basket Swap Agreements[6]	295

1 Average premiums paid for the period.

2 Average premiums received for the period.

3 Average unrealized for the period.

4 Average value at trade date payable.

5 Average value at settlement date receivable.

6 Notional.

E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

January 31, 2018 (Unaudited)

Note 3. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At July 31, 2018, the Aviva Multi-Strategy Target Return Fund held one security that was restricted, as noted in the Schedule of Investments and the table below, and did not hold any illiquid securities.

Security	Acquisition Date	Cost	Market Value
Safran SA	2/16/2018	$27	$30

Note 5. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments and Notes to Schedules of Investments were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments and Notes to Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President
(principal executive officer)

Date	9/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date	9/25/2018

By (Signature and Title)*	/s/ W. Patrick Bradley W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)

Date	9/25/2018

*	Print the name and title of each signing officer under his or her signature.